FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Contractual Maturities of Non-Derivative Liabilities
The following table summarizes the Company's contractual maturities and the timing of cash flows as at December 31, 2022. The amounts presented are based on the undiscounted contractual cash flows and may not agree with the carrying amounts on the Financial Statements.

	With 1 year	1-2 years	2-3 years	Thereafter	Total
Accounts payable and accrued liabilities	$17,233	$—	$—	$—	$17,233
Convertible loans	—	—	60,000	—	60,000
Gold Prepay Agreement	17,043	17,469	13,359	—	47,871
Silver Purchase Agreement	14,604	8,679	2,191	—	25,474
Deferred consideration	47,000	—	—	—	47,000
Reclamation and closure obligations	923	857	810	94,565	97,155
Total	$96,803	$27,005	$76,360	$94,565	$294,733

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table presents the changes in level 3 items for the periods ended December 31, 2022 and December 31, 2021:

			Orion			Sprott	Trident
	Stream Agreement	Deferred consideration	Conversion and change of control rights	Silver Purchase Agreement - silver price derivative	Gold Prepay Agreement - gold price derivative	Conversion and change of control rights	A&R Offtake gold lookback option
Balance as at January 1, 2021	$—	$—	$—	$—	$—	$—	$—
Initial recognition	(853)	(41,895)	(13,599)	—	—	(2,733)	(577)
Principal repayment	11	—	—	—	—	—	—
Disposals	897	—	—	—	—	—	—
Fair value adjustments	(55)	(648)	(4,935)	—	—	(1,162)	(153)
Balance as at December 31, 2021	$—	$(42,543)	$(18,534)	$—	$—	$(3,895)	$(730)
Fair value adjustments	—	(3,262)	(8,495)	1,898	2,916	(1,404)	—
Balance as at December 31, 2022	$—	$(45,805)	$(27,029)	$1,898	$2,916	$(5,299)	$(730)

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The fair value of the warrants were calculated using the Black-Scholes option pricing model, or a Monte Carlo simulation model, if applicable taking into the account the four months hold restriction, and with the following weighted average assumptions:

	December 31, 2022	December 31, 2021
Risk free rate	3.96% to 4.25%	0.18% to 0.69%
Warrant expected life	15 to 24 months	4 to 30 months
Expected volatility	56% to 60%	50% to 57%
Expected dividend	0%	0%
Share price	C$3.78	C$3.11
The following table presents the changes in level 3 items for the periods ended December 31, 2022 and December 31, 2021:

			Orion			Sprott	Trident
	Stream Agreement	Deferred consideration	Conversion and change of control rights	Silver Purchase Agreement - silver price derivative	Gold Prepay Agreement - gold price derivative	Conversion and change of control rights	A&R Offtake gold lookback option
Balance as at January 1, 2021	$—	$—	$—	$—	$—	$—	$—
Initial recognition	(853)	(41,895)	(13,599)	—	—	(2,733)	(577)
Principal repayment	11	—	—	—	—	—	—
Disposals	897	—	—	—	—	—	—
Fair value adjustments	(55)	(648)	(4,935)	—	—	(1,162)	(153)
Balance as at December 31, 2021	$—	$(42,543)	$(18,534)	$—	$—	$(3,895)	$(730)
Fair value adjustments	—	(3,262)	(8,495)	1,898	2,916	(1,404)	—
Balance as at December 31, 2022	$—	$(45,805)	$(27,029)	$1,898	$2,916	$(5,299)	$(730)

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Balance as at December 31, 2022	Unobservable input	Fair Value	Change in Fair Value
Assumption:			-10%	10%
Silver Purchase Agreement - silver price derivative	Change in forecast silver price	1,898	4,638	(4,638)
Gold Prepay Agreement - gold price derivative	Change in forecast gold price	2,916	4,208	(4,208)

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Balance as at December 31, 2022	Unobservable input	Fair Value	Change in Fair Value
Assumption:		25%	15%	35%
Orion - Conversion Option and Change of Control Option	Change of control probability	(27,029)	327	327
Sprott - Conversion Option and Change of Control Option	Change of control probability	(5,299)	(62)	62